Federated Hermes Kaufmann Fund
Portfolio of Investments
July 31, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—92.7%
		Communication Services—1.4%
177,000	[1]	Alphabet, Inc., Class A	$ 23,491,440
407,000		Infrastrutture Wireless Italiane SPA	5,108,567
100,000	[1]	Pinterest, Inc.	2,899,000
33,800	[1]	Take-Two Interactive Software, Inc.	5,169,372
1,055,200		Universal Music Group	27,276,582
175,000	[1]	ZoomInfo Technologies, Inc.	4,474,750
		TOTAL	68,419,711
		Consumer Discretionary—9.6%
115,000	[1]	Airbnb, Inc.	17,501,850
450,000	[1]	Alibaba Group Holding Ltd., ADR	45,972,000
320,000	[1]	Amazon.com, Inc.	42,777,600
300,000	[1,2]	Bowlero Corp.	3,639,000
15,850	[1]	Chipotle Mexican Grill, Inc.	31,102,138
155,000	[2]	Choice Hotels International, Inc.	20,266,250
50,000	[1]	Etsy, Inc.	5,082,500
88,500	[1]	Five Below, Inc.	18,438,090
185,000	[1,2]	Floor & Decor Holdings, Inc.	21,247,250
775,000	[1]	Las Vegas Sands Corp.	46,352,750
72,300	[1]	Lululemon Athletica, Inc.	27,367,719
10,000	[1]	Mercadolibre, Inc.	12,380,500
326,000		Moncler SPA	23,564,285
23,311,320		NagaCorp Ltd.	14,615,530
100,000		Nike, Inc., Class B	11,039,000
400,000	[1]	Planet Fitness, Inc.	27,016,000
1,997,407	[1]	Sportradar Group AG	29,421,805
20,000		Vail Resorts, Inc.	4,709,800
485,500		Wingstop, Inc.	81,845,590
		TOTAL	484,339,657
		Consumer Staples—2.8%
50,800		Costco Wholesale Corp.	28,482,036
575,000	[1,2]	Kenvue, Inc.	13,616,000
1,000,000		Philip Morris International, Inc.	99,720,000
		TOTAL	141,818,036
		Energy—2.2%
314,000		Cheniere Energy, Inc.	50,824,040
2,020,000		New Fortress Energy, Inc.	57,671,000
		TOTAL	108,495,040
		Financials—7.6%
750,000		Apollo Global Management, Inc.	61,282,500
58,900		BlackRock, Inc.	43,518,265
6,800,000	[1]	Blue Owl Capital, Inc.	83,776,000
1	[1,3,4]	FA Private Equity Fund IV LP	87,430
2,102,000		FinecoBank Banca Fineco SPA	32,632,578
699,000		Hamilton Lane, Inc.	61,812,570
353,091		London Stock Exchange Group PLC	38,311,158
50,000		MSCI, Inc., Class A	27,404,000
95,000		S&P Global, Inc.	37,478,450
		TOTAL	386,302,951

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—38.8%
1,089,735	[1,2]	89Bio, Inc.	$ 17,261,402
110,000		Abbott Laboratories	12,246,300
224,808	[1,2]	Acrivon Therapeutics, Inc.	2,796,612
2,000,000	[1]	Albireo Pharma CVR, Rights	4,300,000
86,990	[1]	Ambrx Biopharma, Inc., ADR	1,326,597
1,062,628	[1]	Amphastar Pharmaceuticals, Inc.	64,490,893
774,637	[1]	Amylyx Pharmaceuticals, Inc.	18,165,238
1,535,150	[1]	Annexon, Inc.	5,296,267
1	[3,4]	Apollo Investment Fund V	85,020
2,475,000	[1]	Arcturus Therapeutics Holdings, Inc.	86,526,000
632,300	[1]	Argenx SE	318,477,894
6,530	[1]	Argenx SE, ADR	3,294,254
72,200		AstraZeneca PLC	10,358,165
4,785,000	[1]	aTyr Pharma, Inc.	9,378,600
267,745	[1]	Century Therapeutics, Inc.	816,622
354,539	[1,2]	Cerevel Therapeutics Holdings	10,845,348
113,918	[1]	Chinook Therapeutics, Inc.	4,463,307
1,942,492	[1,3]	Contra Akouos, Inc., Rights	1,534,569
2,681,070	[1]	Corcept Therapeutics, Inc.	68,313,664
195,000	[1,2]	CRISPR Therapeutics AG	11,179,350
379,400		Danaher Corp.	96,769,764
401,500	[1]	Denali Therapeutics, Inc.	11,414,645
1,185,000	[1]	Dexcom, Inc.	147,603,600
6,572,140	[1,2]	Dynavax Technologies Corp.	91,944,239
500,000	[1]	EDAP TMS SA, ADR	4,560,000
150,000		Eli Lilly & Co.	68,182,500
50,000	[1,2]	Establishment Labs Holdings, Inc.	3,600,500
500,000	[1]	Fusion Pharmaceuticals, Inc.	1,625,000
1,340,000	[1]	Fusion Pharmaceuticals, Inc.	4,355,000
3,490,000	[1]	Fusion Pharmaceuticals, Inc.	11,342,500
64,400	[1]	Genmab A/S	26,558,894
470,400	[1]	Guardant Health, Inc.	18,355,008
1,475,700	[1]	IDEAYA Biosciences, Inc.	32,996,652
39,300	[1]	IDEXX Laboratories, Inc.	21,800,889
57,000	[1]	Illumina, Inc.	10,952,550
145,000	[1]	Inspire Medical Systems, Inc.	41,732,450
113,600	[1]	Insulet Corp.	31,438,800
990,741	[1]	Intellia Therapeutics, Inc.	41,938,067
77,400	[1]	Intuitive Surgical, Inc.	25,108,560
27,000	[1]	Lantheus Holdings, Inc.	2,335,230
164,133	[1,3]	Laronde, Inc.	3,559,240
1	[1,3,4]	Latin Healthcare Fund	253,425
934,300	[1]	Legend Biotech Corp., ADR	70,558,336
800,000	[1,2]	Merus N.V.	20,992,000
650,000	[1]	Minerva Neurosciences, Inc.	6,181,500
75,000	[1]	Minerva Neurosciences, Inc.	604,710
599,495	[1,2]	Moonlake Immunotherapeutics	36,455,291
296,000	[1]	Morphic Holding, Inc.	16,792,080
228,500	[1]	Natera, Inc.	10,332,770
183,200		Novo Nordisk A/S	29,548,605
430,084	[1]	Orchard Therapeutics PLC, ADR	2,163,323
8,200	[1]	Penumbra, Inc.	2,487,552
220,000	[1,2]	Privia Health Group, Inc.	6,142,400
1,356,000	[1]	Regulus Therapeutics, Inc.	1,898,400

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
505,000	[1]	Regulus Therapeutics, Inc.	$ 707,000
180,000	[1,2]	Repligen Corp.	30,880,800
3,215,300	[1]	Rezolute, Inc.	6,012,611
2,018,930	[1,2]	Rhythm Pharmaceuticals, Inc.	36,017,711
500,000	[1]	Sarepta Therapeutics, Inc.	54,195,000
1,540,000	[1,2]	Scynexis, Inc.	4,543,000
11,070,000	[1,2]	Seres Therapeutics, Inc.	53,246,700
959,018	[1,3]	Soteira, Inc.	0
500,000	[1,2]	Structure Therapeutics, Inc., ADR	18,415,000
59,700		Stryker Corp.	16,919,577
500,000	[1]	Tela Bio, Inc.	4,895,000
900,000	[1]	Ultragenyx Pharmaceutical, Inc.	38,808,000
50,700		UnitedHealth Group, Inc.	25,672,959
48,550	[1]	Vaxcyte, Inc.	2,333,313
216,500	[1]	Veeva Systems, Inc.	44,213,630
870,000	[1]	Verona Pharma PLC, ADR	19,218,300
1,242,000	[1,2]	Verve Therapeutics, Inc.	25,448,580
1,002,532	[1]	Zentalis Pharmaceuticals, LLC	26,777,630
		TOTAL	1,962,045,393
		Industrials—8.5%
630,000		ABB Ltd.	25,209,340
86,337		Comfort Systems USA, Inc.	15,020,048
253,600		Eaton Corp. PLC	52,069,152
100,700	[1]	Generac Holdings, Inc.	15,477,590
204,100	[1]	GXO Logistics, Inc.	13,688,987
352,000		HEICO Corp.	61,944,960
18,000		Old Dominion Freight Lines, Inc.	7,550,820
35,500		Owens Corning, Inc.	4,969,645
463,800		Quanta Services, Inc.	93,511,356
35,500		Rockwell Automation, Inc.	11,938,295
269,500		Trane Technologies PLC	53,749,080
407,500		Wabtec Corp.	48,264,300
215,000		Xylem, Inc.	24,241,250
		TOTAL	427,634,823
		Information Technology—6.5%
32,800	[1]	Adobe, Inc.	17,914,376
15,000	[1]	Advanced Micro Devices, Inc.	1,716,000
100,000	[1]	Confluent, Inc.	3,454,000
75,000	[1]	Crowdstrike Holdings, Inc.	12,124,500
1,059,322	[1,3,4]	Expand Networks Ltd.	0
700,000	[1]	HashiCorp, Inc.	20,727,000
6,300	[1]	Keysight Technologies, Inc.	1,014,804
25,000		Marvell Technology, Inc.	1,628,250
15,300		Microsoft Corp.	5,139,576
325,000	[1]	Okta, Inc.	24,979,500
118,600	[1]	Palo Alto Networks, Inc.	29,645,256
200,000	[1]	Q2 Holdings, Inc.	7,094,000
117,000	[1]	Rogers Corp.	19,727,370
3,751	[1,3,4]	Sensable Technologies, Inc.	0
111,400	[1]	ServiceNow, Inc.	64,946,200
615,000	[1]	Shopify, Inc.	41,561,700
165,000	[1]	Splunk, Inc.	17,874,450
52,200		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,175,630
89,200	[1]	Tyler Technologies, Inc.	35,379,396

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
75,489	[1]	Workday, Inc.	$ 17,900,707
		TOTAL	328,002,715
		Materials—7.1%
2,000,000	[2,4]	Agnico Eagle Mines Ltd.	104,820,000
110,600		Albemarle Corp.	23,478,168
4,000,000		Barrick Gold Corp.	69,160,000
2,000,000		Newmont Corp.	85,840,000
202,200		Sherwin-Williams Co.	55,908,300
150,000		Westlake Corp.	20,625,000
		TOTAL	359,831,468
		Real Estate—5.8%
1,150,000		Americold Realty Trust, Inc.	37,283,000
1,136,748	[1]	CoStar Group, Inc.	95,452,730
470,000	[2]	Easterly Government Properties, Inc.	6,937,200
200,000		Gaming and Leisure Properties, Inc.	9,492,000
180,000		National Storage Affiliates Trust	6,082,200
1,825,000		Physicians Realty Trust	26,900,500
300,000		ProLogis, Inc.	37,425,000
185,000		Ryman Hospitality Properties, Inc.	17,628,650
285,000		STAG Industrial, Inc.	10,345,500
1,500,000		VICI Properties, Inc.	47,220,000
		TOTAL	294,766,780
		Utilities—2.4%
250,000		American Electric Power Co., Inc.	21,185,000
385,000		Duke Energy Corp.	36,043,700
875,000		NextEra Energy, Inc.	64,137,500
		TOTAL	121,366,200
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,995,268,307)	4,683,022,774
		U.S. TREASURIES—2.7%
		U.S. Treasury Notes—2.7%
$122,500,000		United States Treasury Note, 4.125%, 11/15/2032	123,776,548
10,000,000		United States Treasury Note, 4.375%, 10/31/2024	9,886,566
		TOTAL U.S. TREASURIES (IDENTIFIED COST $135,560,048)	133,663,114
		PREFERRED STOCKS—0.8%
		Financials—0.1%
100,000		JPMorgan Chase & Co., 5.750%	2,517,000
100,000	[2]	Wells Fargo & Co., 5.625%	2,325,000
		TOTAL	4,842,000
		Health Care—0.3%
1,903,967	[3]	CeQur SA	8,921,478
1,240,000		Regulus Therapeutics, Inc.	1,736,000
47,000	[3]	Regulus Therapeutics, Inc.	6,580,000
		TOTAL	17,237,478
		Industrials—0.2%
400,000		FTAI Aviation Ltd.	9,800,000
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		Real Estate—0.1%
100,000		Public Storage, 4.000%	1,855,000
100,000		Public Storage, 4.625%	2,204,000
84,960	[2]	Rexford Industrial Realty, Inc., 5.875%	1,971,072
		TOTAL	6,030,072

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Utilities—0.1%
50,000		NextEra Energy, Inc., 6.219%	$ 2,475,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $47,130,926)	40,384,550
		CORPORATE BONDS—0.8%
		Consumer Discretionary—0.3%
$ 5,000,000		Airbnb, Inc., Conv. Bond, 0.000%, 3/15/2026	4,503,140
5,000,000		Mercadolibre, Inc., Sr. Unsecd. Note, 2.375%, 1/14/2026	4,558,062
6,600,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024	6,287,127
		TOTAL	15,348,329
		Health Care—0.1%
5,000,000		Illumina, Inc., Conv. Bond, 0.000%, 8/15/2023	5,013,595
		Industrials—0.1%
3,000,000		Fiverr International Ltd., Conv. Bond, 0.000%, 11/1/2025	2,582,001
		Information Technology—0.3%
5,000,000		DocuSign, Inc., Conv. Bond, 0.000%, 1/15/2024	4,875,920
5,000,000		Okta, Inc., Conv. Bond, 0.125%, 9/1/2025	4,555,055
3,000,000		RingCentral, Inc., Conv. Bond, 6.220%, 3/1/2025	2,756,478
5,000,000		Shopify, Inc., Conv. Bond, 0.125%, 11/1/2025	4,554,220
		TOTAL	16,741,673
		TOTAL CORPORATE BONDS (IDENTIFIED COST $38,593,700)	39,685,598
		WARRANTS—0.2%
		Health Care—0.2%
421,550	[1]	Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	632
183,000	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	1,475,492
200,970	[1]	Rezolute, Inc., Warrants 10/8/2027	94,958
56,800	[1]	Rezolute, Inc., Warrants 1/1/2099	106,216
1,690,301	[1]	Rezolute, Inc., Warrants 12/31/2099	3,160,863
853,000	[1]	Scynexis, Inc., Warrants 5/21/2024	225,874
167,251	[1]	Scynexis, Inc., Warrants 4/26/2029	373,957
1,706,000	[1]	Scynexis, Inc., Warrants 1/1/2099	5,032,700
		TOTAL WARRANTS (IDENTIFIED COST $19,279,049)	10,470,692
		INVESTMENT COMPANIES—5.3%
34,170,392		Federated Hermes Government Obligations Fund, Premier Shares, 5.16%[5]	34,170,392
235,796,977		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.32%[5]	235,792,760
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $269,873,914)	269,963,152
		TOTAL INVESTMENT IN SECURITIES—102.5% (IDENTIFIED COST $3,505,705,944)	5,177,189,880
		OTHER ASSETS AND LIABILITIES - NET—(2.5)%[6]	(124,469,079)
		TOTAL NET ASSETS—100%	$5,052,720,801

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended July 31, 2023, were as follows:
Affiliated	Value as of 10/31/2022	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 7/31/2023	Shares Held as of 7/31/2023	Dividend Income*
Health Care:
Amphastar Pharmaceuticals, Inc.	$35,071,500	$—	$(4,433,446)	$30,858,075	$2,994,764	$64,490,893	1,062,628	$—
Annexon, Inc.**	$9,560,000	$—	$(1,575,156)	$9,320,084	$(12,008,661)	$5,296,267	1,535,150	$—
Arcturus Therapeutics Holdings, Inc.	$34,892,010	$8,691,057	$—	$42,942,933	$—	$86,526,000	2,475,000	$—
aTyr Pharma, Inc.	$5,594,550	$5,670,000	$—	$(1,885,950)	$—	$9,378,600	4,785,000	$—
Dynavax Technologies Corp.	$75,251,003	$—	$—	$16,693,236	$—	$91,944,239	6,572,140	$—
Fusion Pharmaceuticals, Inc.	$1,237,500	$—	$—	$387,500	$—	$1,625,000	500,000	$—
Fusion Pharmaceuticals, Inc.	$—	$4,556,000	$—	$(201,000)	$—	$4,355,000	1,340,000	$—
Fusion Pharmaceuticals, Inc.	$—	$14,588,200	$—	$(3,245,700)	$—	$11,342,500	3,490,000	$—
IDEAYA Biosciences, Inc.	$20,619,312	$4,715,650	$—	$7,661,690	$—	$32,996,652	1,475,700	$—
Merus N.V.	$31,057,500	$2,591,464	$(14,480,549)	$4,256,753	$(2,433,168)	$20,992,000	800,000	$—
Minerva Neurosciences, Inc.	$1,722,500	$—	$—	$4,459,000	$—	$6,181,500	650,000	$—
Regulus Therapeutics, Inc.	$1,922,000	$—	$—	$(186,000)	$—	$1,736,000	1,240,000	$—
Regulus Therapeutics, Inc.	$2,101,800	$—	$—	$(203,400)	$—	$1,898,400	1,356,000	$—
Regulus Therapeutics, Inc.	$—	$4,230,470	$—	$2,349,530	$—	$6,580,000	47,000	$—
Regulus Therapeutics, Inc.	$—	$454,550	$—	$252,450	$—	$707,000	505,000	$—
Rezolute, Inc.	$5,433,857	$—	$—	$578,754	$—	$6,012,611	3,215,300	$—
Rezolute, Inc., Warrants 10/8/2027	$106,554	$—	$—	$(11,596)	$—	$94,958	200,970	$—
Rezolute, Inc., Warrants 1/1/2099	$95,992	$—	$—	$10,224	$—	$106,216	56,800	$—
Rezolute, Inc., Warrants 12/31/2099	$2,856,609	$—	$—	$304,254	$—	$3,160,863	1,690,301	$—
Rhythm Pharmaceuticals, Inc.	$96,828,990	$—	$(47,831,789)	$(36,810,539)	$23,831,049	$36,017,711	2,018,930	$—
Scynexis, Inc.	$3,557,400	$—	$—	$985,600	$—	$4,543,000	1,540,000	$—
Scynexis, Inc., Warrants 5/21/2024	$136,395	$—	$—	$89,479	$—	$225,874	853,000	$—
Scynexis, Inc., Warrants 4/26/2029	$241,193	$—	$—	$132,764	$—	$373,957	167,251	$—
Scynexis, Inc., Warrants 1/1/2099	$3,940,860	$—	$—	$1,091,840	$—	$5,032,700	1,706,000	$—
Seres Therapeutics, Inc.	$106,231,400	$2,641,120	$(8,034,706)	$(44,748,224)	$(2,842,890)	$53,246,700	11,070,000	$—
Ultragenyx Pharmaceutical, Inc.**	$60,690,000	$—	$(24,703,521)	$6,245,923	$(3,424,402)	$38,808,000	900,000	$—
Affiliated issuers no longer in the port- folio at period end	$124,738,593	$40,726,557	$(198,149,989)	$60,842,924	$(28,158,085)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$623,887,518	$88,865,068	$(299,209,156)	$102,170,604	$(22,041,393)	$493,672,641	51,252,170	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At July 31, 2023, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares**	Total of Affiliated Transactions
Value as of 10/31/2022	$47,261,098	$849,229,625	$896,490,723
Purchases at Cost	$488,640,017	$1,322,650,390	$1,811,290,407
Proceeds from Sales	$(501,730,723)	$(1,936,486,030)	$(2,438,216,753)
Change in Unrealized Appreciation/Depreciation	$—	$266,297	$266,297
Net Realized Gain/(Loss)	$—	$132,478	$132,478
Value as of 7/31/2023	$34,170,392	$235,792,760	$269,963,152
Shares Held as of 7/31/2023	34,170,392	235,796,977	269,967,369
Dividend Income	$1,240,075	$20,425,192	$21,665,267

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$115,130,602	$117,813,090

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2023, these restricted securities amounted to $105,245,875, which represented 2.1% of total net assets.

Additional information on restricted securities held at July 31, 2023, is as follows:
Security	Acquisition Date	Cost	Value
Agnico Eagle Mines Ltd.	12/28/2018	$0	$104,820,000
Apollo Investment Fund V	5/18/2001	$0	$85,020
Expand Networks Ltd.	9/22/2000	$0	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$87,430
Latin Healthcare Fund	11/28/2000	$0	$253,425
Multiplex, Inc., Pfd., Series C	2/22/2001	$0	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,525,619,464	$—	$10,424,394	$3,536,043,858
International	620,526,658	526,452,258	—	1,146,978,916
Preferred Stocks
Domestic	31,463,072	—	—	31,463,072
International	—	—	8,921,478	8,921,478
Debt Securities:
U.S. Treasuries	—	133,663,114	—	133,663,114
Corporate Bonds	—	39,685,598	—	39,685,598
Warrants	3,267,079	5,728,121	1,475,492	10,470,692
Investment Companies	269,963,152	—	—	269,963,152
TOTAL SECURITIES	$4,450,839,425	$705,529,091	$20,821,364	$5,177,189,880

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right